LEASES - Maturities of lease liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
LEASES
2025	¥ 115,565
2026	60,935
2027	23,305
2028	8,456
2029 and thereafter	475
Total lease payments	208,736
Less: imputed interest	11,825
Total	196,911
Less: current portion	(105,504)	¥ (111,840)		$ (14,454)
Non-current portion	91,407	107,804		$ 12,523
Gross rental expenses incurred under operating leases	¥ 133,119	¥ 143,067	¥ 156,278